REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Preferred Shares Outstanding by Class (Details) - shares	Dec. 31, 2020	Nov. 16, 2020	Dec. 31, 2019	Dec. 31, 2018
Common
Redeemable preferred shares, outstanding (in shares)	0	10,603,217	10,500,440	7,479,862
Series A
Common
Redeemable preferred shares, outstanding (in shares)	0	1,175,544	1,175,544
Series B
Common
Redeemable preferred shares, outstanding (in shares)	0	2,222,886	2,222,886
Series C
Common
Redeemable preferred shares, outstanding (in shares)	0	1,634,249	1,634,249
Series D
Common
Redeemable preferred shares, outstanding (in shares)	0	502,630	502,630
Series E
Common
Redeemable preferred shares, outstanding (in shares)	0	5,067,908	4,965,131